UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cornerstone Investment Partners
Address:  8097 Roswell Road, Building A
          Atlanta, GA  30350

Form 13F File Number:  028-11408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Edward C. Mitchell, Jr.
Title:    Chief Compliance Officer
Phone:    770-393-2852

Signature, Place, and Date of Signing:

  /s/ Edward C. Mitchell, Jr.       Atlanta, GA            July 18, 2006
  ---------------------------       -------------          ----------------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:           93

Form 13F Information Table Value Total:  $   276,769
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

FORM 13F INFORMATION TABLE (greater than or equal to $200,000 and/or 10,000 shares)

          Column1              Column2     Column3          Column4         Column5        Column6         Column7       Column8
          -------              -------     -------          -------         -------        -------         -------       -------

          ISSUER                CLASS       CUSIP            VALUE        SHRS/PUT/CALL   DISCRETION    OTHER MANAGER   AUTHORITY
          ------                -----       -----            -----        -------------   ----------    -------------   ---------
3M Company                       COM      88579Y101    $    226,156.00       2,800.00        Sole            None          None
AT&T Inc.                        COM      00206R102    $  9,138,410.00     327,659.00        Sole            None          None
Abbott Laboratories              COM      002824100    $    207,147.00       4,750.00        Sole            None          None
Abercrombie & Fitch              COM      002896207    $  6,691,787.00     120,725.00        Sole            None          None
Affiliated Computer S            COM      008190100    $  7,520,454.00     145,717.00        Sole            None          None
AllianceBerstein HLDG LP         COM      01881g106    $    324,776.00       5,312.00        Sole            None          None
Altria Group Inc                 COM      02209S103    $    609,692.00       8,303.00        Sole            None          None
American Express Comp            COM      025816109    $    792,978.00      14,900.00        Sole            None          None
Apache Corporation               COM      037411105    $    314,974.00       4,615.00        Sole            None          None
BB&T Corp                        COM      054937107    $    404,463.00       9,725.00        Sole            None          None
BE Aerospace Inc.                COM      073302101    $  1,604,772.00      70,200.00        Sole            None          None
Bank of America Corp.            COM      060505104    $ 12,198,870.00     253,615.00        Sole            None          None
Baxter International             COM      071813109    $  6,325,992.00     172,089.00        Sole            None          None
Bristol-Myers Squibb             COM      110122108    $    214,819.00       8,307.00        Sole            None          None
Champion Enterprises             COM      158496109    $    599,472.00      54,300.00        Sole            None          None
ChevronTexaco Corp               COM      166764100    $  6,178,321.00      99,554.00        Sole            None          None
Ciena Corporation                COM      171779101    $     48,100.00      10,000.00        Sole            None          None
Cisco Systems Inc.               COM      17275R102    $    281,974.00      14,438.00        Sole            None          None
Citigroup Inc                    COM      172967101    $  3,610,189.00      74,838.00        Sole            None          None
Coca-Cola Company                COM      191216100    $  4,322,305.00     100,472.00        Sole            None          None
Computer Sciences Cor            COM      205363104    $    242,200.00       5,000.00        Sole            None          None
Compuware Corporation            COM      205638109    $     67,000.00      10,000.00        Sole            None          None
ConAgra Foods Inc                COM      205887102    $  1,521,115.00      68,798.00        Sole            None          None
ConocoPhillips                   COM      20825C104    $  9,778,387.00     149,220.00        Sole            None          None
DPL Inc.                         COM      233293109    $    469,037.00      17,501.00        Sole            None          None
Dow Chemical Company             COM      260543103    $  6,416,142.00     164,390.00        Sole            None          None
Duke Energy Corporation          COM      26441C105    $  2,368,279.00      80,636.00        Sole            None          None
El Paso Corp                     COM      28336L109    $    155,406.00      10,360.00        Sole            None          None
Eli Lilly & Co.                  COM      532457108    $    294,865.00       5,335.00        Sole            None          None
Exelon Corp                      COM      30161N101    $    590,748.00      10,395.00        Sole            None          None
Exxon Mobil                      COM      30231G102    $  2,064,059.00      33,644.00        Sole            None          None
Fifth Third Bancorp              COM      316773100    $    214,310.00       5,800.00        Sole            None          None
Fleetwood Enterprises            COM      339099103    $  1,273,506.00     168,900.00        Sole            None          None
General Electric Co              COM      369604103    $  7,621,110.00     231,223.00        Sole            None          None
Genesco Inc.                     COM      371532102    $    240,477.00       7,100.00        Sole            None          None
Halliburton Company              COM      406216101    $  1,506,107.00      20,295.00        Sole            None          None
Harley-Davidson Inc.             COM      412822108    $  7,134,273.00     129,974.00        Sole            None          None
Health Management Assoc          COM      421933102    $  7,134,232.00     361,960.00        Sole            None          None
Hewlett-Packard Co               COM      428236103    $    627,834.00      19,818.00        Sole            None          None
Home Depot Inc.                  COM      437076102    $  8,727,356.00     243,849.00        Sole            None          None
Honeywell International Inc      COM      438516106    $ 11,097,671.00     275,376.00        Sole            None          None
Hugoton Royalty Trust            COM      444717102    $  1,454,112.00      48,960.00        Sole            None          None
Human Genome Sciences            COM      444903108    $    107,000.00      10,000.00        Sole            None          None
IBM Corp                         COM      459200101    $  6,392,447.00      83,213.00        Sole            None          None
ITT Educational Servi            COM      45068B109    $    756,815.00      11,500.00        Sole            None          None
Illinois Tool Works              COM      452308109    $    963,015.00      20,274.00        Sole            None          None
Ingersoll-Rand Co                COM      G4776G101    $  5,090,392.00     118,990.00        Sole            None          None
Intel Corporation                COM      458140100    $  5,601,599.00     294,821.00        Sole            None          None
Interface Inc cl A               COM      458665106    $    371,132.00      32,413.00        Sole            None          None
J P Morgan Chase                 COM      46625H100    $  9,478,686.00     225,683.00        Sole            None          None
Johnson & Johnson                COM      478160104    $  8,730,943.00     145,710.00        Sole            None          None
Johnson Controls Inc             COM      478366107    $    493,320.00       6,000.00        Sole            None          None
LSI Logic Corporation            COM      502161102    $    268,500.00      30,000.00        Sole            None          None
Lowes Companies Inc.             COM      548661107    $    230,789.00       3,804.00        Sole            None          None
Mattel Inc.                      COM      577081102    $  2,093,551.00     126,805.00        Sole            None          None
Morgan Stanley                   COM      617446448    $  7,436,404.00     117,646.00        Sole            None          None
Newell Rubbermaid In             COM      651229106    $  6,905,713.00     267,352.00        Sole            None          None
Nike Inc cl B                    COM      654106103    $  4,713,390.00      58,190.00        Sole            None          None
Oil Service Holders              COM      678002106    $    343,666.00       2,300.00        Sole            None          None
Old Republic Intl                COM      680223104    $    566,647.00      26,516.00        Sole            None          None
Oracle Corporation               COM      68389X105    $  8,491,285.00     586,010.00        Sole            None          None
PETsMART Inc.                    COM      716768106    $  1,761,338.00      68,802.00        Sole            None          None
PartnerRe Ltd.                   COM      G6852T105    $    320,250.00       5,000.00        Sole            None          None
PepsiCo Inc.                     COM      713448108    $  4,290,338.00      71,458.00        Sole            None          None
Pfizer Inc.                      COM      717081103    $  9,396,778.00     400,374.00        Sole            None          None
Polaris Industries In            COM      731068102    $    381,040.00       8,800.00        Sole            None          None
Procter & Gamble Co.             COM      742718109    $    986,900.00      17,750.00        Sole            None          None
Revlon Inc Class A               COM      761525500    $     63,000.00      50,000.00        Sole            None          None
Sara Lee Corp.                   COM      803111103    $  1,276,794.00      79,700.00        Sole            None          None
Selective Insurance G            COM      816300107    $    335,220.00       6,000.00        Sole            None          None
Solectron Co                     COM      834182107    $    117,990.00      34,500.00        Sole            None          None
Sun Microsystems Inc             COM      866810104    $     41,521.00      10,005.00        Sole            None          None
SunTrust Banks Inc.              COM      867914103    $    979,941.00      12,850.00        Sole            None          None
Tyco Intl Ltd                    COM      902124106    $  5,925,837.00     215,485.00        Sole            None          None
U.S. Bancorp                     COM      902973304    $    236,294.00       7,652.00        Sole            None          None
UNUM Provident Corp.             COM      91529Y106    $  4,980,293.00     274,699.00        Sole            None          None
United Parcel Srvc B             COM      911312106    $    423,999.00       5,150.00        Sole            None          None
United Technologies              COM      913017109    $    240,996.00       3,800.00        Sole            None          None
Vanguard Value VIPERs            COM      922908744    $    283,689.00       4,714.00        Sole            None          None
Wachovia Bank                    COM      929903102    $    362,336.00       6,700.00        Sole            None          None
Wal-Mart Stores Inc.             COM      931142103    $  8,983,223.00     186,490.00        Sole            None          None
Washington Mutual Inc            COM      939322103    $    405,167.00       8,889.00        Sole            None          None
Whiting Petroleum Corp           COM      966387102    $    284,716.00       6,800.00        Sole            None          None
Wild Oats Markets In             COM      96808B107    $    477,750.00      24,375.00        Sole            None          None
Wyeth                            COM      983024100    $    426,336.00       9,600.00        Sole            None          None
BP PLC ADS                       ADR      055622104    $    550,685.00       7,911.00        Sole            None          None
Canadian Natl Railway            ADR      136375102    $    223,125.00       5,100.00        Sole            None          None
Canadian Sands Trust             ADR      13642L100    $  1,453,617.00      45,065.00        Sole            None          None
Enerplus Resource Fund           ADR      29274D604    $    267,140.00       4,750.00        Sole            None          None
Honda Motor Co. Ltd.             ADR      438128308    $  8,121,737.00     255,240.00        Sole            None          None
Nokia Corporation                ADR      654902204    $ 10,679,593.00     527,127.00        Sole            None          None
Norsk Hydro ASA                  ADR      656531605    $    707,815.00      26,500.00        Sole            None          None
Petroleo Brasilero ADS           ADR      71654V408    $ 10,134,006.00     113,470.00        Sole            None          None